Income Taxes - Summary of Tax Effects of Significant Temporary Differences Resulted in Deferred Income Tax Assets and Liability (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Deferred income tax assets after set off	$ 160	$ 150
Deferred income tax liabilities after set off	$ (153)	$ (120)